Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-1
Entity Registrant Name	STEM, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	100 Rollins Road
Entity Address, Postal Zip Code	94030
Local Phone Number	937-7816
Entity Address, City or Town	Millbrae
Entity Address, State or Province	CA
City Area Code	415
Entity Central Index Key	0001758766
Contact Personnel Name	Saul Laureles
Amendment Flag	false